Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2010
Payables and Accrued Expenses [Abstract]
PAYABLES AND ACCRUED EXPENSES
14.	PAYABLES AND ACCRUED EXPENSES

Payables and accrued expenses consist of the following:

	December 31,
	2009	2010
	(RMB)	(RMB)	(US$)
Payroll and welfare payables	48,737,038	53,966,217	8,176,700
Business tax, related surcharges and other taxes	32,810,237	35,985,994	5,452,423
Other payables
- computer equipment	598,340	2,488,295	377,014
- stock option (Note a)	1,850,210	4,675,495	708,408
Funds received in advance from individual investors in establishing new subsidiaries	5,213,000	—	—
Accrued expenses	23,126,307	27,384,398	4,149,152
Customer deposit	—	8,000,000	1,212,121
Professional fee accruals	6,735,399	7,627,340	1,155,658
Others	1,967,459	4,308,283	652,770

Total	121,037,990	144,436,022	21,884,246

a)	Starting from 2008, the Company used a broker to facilitate the cashless exercise of share options by employees. As of December 31, 2009 and 2010, the share options proceeds received from broker and payable to employees totaled RMB1,850,210 and RMB4,675,495 (US$708,408), respectively, which is recorded in other payables.